Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,147,199)	$ (1,560,535)	$ (1,119,555)	$ (1,094,516)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	31,012	42,185	35,059	29,088
Loss on disposal of property and equipment				8,738
Current expected credit loss on account receivables			28,409	8,780
Write-off on inventories	4,363	5,935
Lease related expenses	(1,553)	(2,112)	106	(2,935)
Foreign exchange loss (gain)	(1,280)	(1,741)	2,484	1,050
Equity in net earnings of affiliates	38,176	51,931	33,788	7,345
Change in operating assets and liabilities:
Account receivables	17,959	24,430	(37,511)	(38,444)
Contract assets			2,488	192
Other current assets	7,821	10,639	(32,122)	(103,297)
Inventories			(1,164)	(6,501)
Accounts payable				(220)
Accruals and other payables	90,835	123,562	(45,863)	(266,857)
Advance to related parties, net	51,257	69,725	238,900	(392,097)
Net cash used in operating activities	(908,609)	(1,235,981)	(894,981)	(1,849,674)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(16,088)	(21,884)	(67,977)	(16,049)
Investment at equity				(15,235)
Net cash used in investing activities	(16,088)	(21,884)	(67,977)	(31,284)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of bank loans	(17,329)	(23,572)	(20,574)	(19,457)
Proceeds from bank loans	147,026	200,000
Payments of financing costs	(311,539)	(423,787)	(647,796)
Advance from related parties, net	1,167,637	1,588,336	1,101,445	1,697,959
Net cash provided by financing activities	985,795	1,340,977	433,075	1,678,502
Net change in cash and cash equivalents	61,098	83,112	(529,883)	(202,456)
Foreign currency translation	(1,399)	(1,903)	570	(261)
Cash and cash equivalents - beginning of year	25,923	35,263	564,576	767,293
Cash and cash equivalents - end of year	85,622	116,472	35,263	564,576
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Cash paid for interest	162	221	727	2,017
Unpaid deferred offering costs			$ 242,287